Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on
Fiscal Year	Summary compen-sation table total for PEO ($) (1) (2)	Compensation actually paid to PEO ($) (1) (3)	Average summary compensation table total for non-PEO NEOs ($) (4)	Average compensation actually paid to non-PEO NEOs ($) (5)	Total shareholder return ($) (6)	Peer group total shareholder return ($) (7)	Net income ($ Millions) (8)	Total Revenue ($ Millions) (9)
2024	20,649,951	23,632,808	5,452,336	6,185,238	128.94	173.04	906	5,497
2023	17,600,752	15,542,087	4,323,694	2,883,990	109.30	115.56	823	5,005
2022	22,095,521	15,981,576	7,276,639	6,198,352	126.89	145.21	497	4,386
2021	15,756,363	22,691,528	5,241,569	7,688,009	140.93	139.40	1,208	3,790

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote	Our PEO was Andrew Anagnost for each of the fiscal years 2024, 2023, 2022, and 2021. The dollar amounts reflect the average of the total compensation reported for our non-PEO NEOs in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of the non-PEO NEOs in each year are listed in the table below.

2024	2023	2022
Deborah L. Clifford	Deborah L. Clifford	Deborah L. Clifford
Steven M. Blum	Steven M. Blum	Steven M. Blum
Ruth Ann Keene	Ruth Ann Keene	Pascal W. Di Fronzo
Rebecca Pearce	Rebecca Pearce	—
—	Pascal W. Di Fronzo	—

Peer Group Issuers, Footnote	For purpose of this peer group disclosure, we have used the S&P North American Technology Software Index, as used in the Company's performance graph in our annual report on Form 10-K. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and all dividends were reinvested until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 20,649,951	$ 17,600,752	$ 22,095,521	$ 15,756,363
PEO Actually Paid Compensation Amount	$ 23,632,808	15,542,087	15,981,576	22,691,528
Adjustment To PEO Compensation, Footnote	The dollar amounts reflect the compensation actually paid to Dr. Anagnost for each listed fiscal year as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Anagnost during the applicable year and don’t mean that he will even earn or be paid those amounts, but reflect adjustments made to the total compensation as reported in the Summary Compensation Table in accordance with the requirements of Item 402(v) of Regulation S-K as shown in the table below:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	20,649,951	17,600,752	22,095,521	15,756,363
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	17,938,989	16,494,632	21,095,069	13,559,493
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	20,942,343	18,075,662	17,057,737	22,582,547
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	1,181,376	(947,027)	(903,469)	2,169,455
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,201,873)	(2,692,668)	(1,173,144)	(4,257,344)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Add Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	23,632,808	15,542,087	15,981,576	22,691,528

Non-PEO NEO Average Total Compensation Amount	$ 5,452,336	4,323,694	7,276,639	5,241,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,185,238	2,883,990	6,198,352	7,688,009
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reflect the average of compensation actually paid to our non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K, for each listed fiscal year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to non-PEO NEOs during the applicable year and don’t mean that they will even earn or be paid those amounts, but reflect adjustments made to the total compensation as reported in the Summary Compensation Table in accordance with the requirements of Item 402(v) of Regulation S-K as shown in the table below:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	5,452,336	4,323,694	7,276,639	5,241,569
Subtract Grant Date Fair Value of Stock Awards Granted in Fiscal Year	4,314,029	3,306,500	6,581,321	4,510,231
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	4,850,099	3,553,148	4,585,956	7,083,063
Adjust for Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	546,724	(477,049)	(204,333)	719,882
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	1,327,011	—
Adjust for Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(349,892)	(1,156,448)	(205,600)	(846,274)
Subtract Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (10)	—	(52,855)	—	—
Add Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	6,185,238	2,883,990	6,198,352	7,688,009

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and Company TSR as well as Peer Group TSR

The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s cumulative Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the fiscal years ended January 31, 2021, January 31, 2022, January 31, 2023, and January 31, 2024. The graph also shows the cumulative indexed TSR of the S&P North American Technology Software Index.

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income The graph below reflects the relationship between the PEO and Average Non-PEO NEOs CAP and the Company’s Net Income for the last four completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Total Net Revenue The graph below compares the PEO and Non-PEO NEOs’ CAP to the Company’s Total Net Revenue for the last four completed fiscal years.
Total Shareholder Return Vs Peer Group
Relationship between CAP and Company TSR as well as Peer Group TSR

The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the Company’s cumulative Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the fiscal years ended January 31, 2021, January 31, 2022, January 31, 2023, and January 31, 2024. The graph also shows the cumulative indexed TSR of the S&P North American Technology Software Index.

Tabular List, Table

•Total revenue
•Non-GAAP income from operations
•Free cash flow
•Relative TSR measured against companies in the S&P North American Technology Software Index

Total Shareholder Return Amount	$ 128.94	109.30	126.89	140.93
Peer Group Total Shareholder Return Amount	173.04	115.56	145.21	139.40
Net Income (Loss)	$ 906,000,000	$ 823,000,000	$ 497,000,000	$ 1,208,000,000
Company Selected Measure Amount	5,497,000,000	5,005,000,000	4,386,000,000	3,790,000,000
PEO Name	Andrew Anagnost
Additional 402(v) Disclosure	The dollar amounts reflect the total compensation reported for Dr. Anagnost for each listed fiscal year in the “Total” column of the Summary Compensation Table.Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and all dividends were reinvested until the last day of each reported fiscal year. The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.In the Company's assessment, total revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company to link compensation actually paid to performance. Please see the “Compensation Discussion and Analysis” section above for a further discussion of revenue and how it is utilized in our executive compensation program. The dollar amounts reported represent the Company’s total revenue as reflected in the Company’s audited financial statements. Reflects the value of the awards that Mr. Di Fronzo forfeited after his departure in fiscal year 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	•Total revenue
Measure:: 2
Pay vs Performance Disclosure
Name	•Non-GAAP income from operations
Measure:: 3
Pay vs Performance Disclosure
Name	•Free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	•Relative TSR measured against companies in the S&P North American Technology Software Index
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,938,989)	$ (16,494,632)	$ (21,095,069)	$ (13,559,493)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,942,343	18,075,662	17,057,737	22,582,547
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,181,376	(947,027)	(903,469)	2,169,455
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,201,873)	(2,692,668)	(1,173,144)	(4,257,344)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,314,029)	(3,306,500)	(6,581,321)	(4,510,231)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,850,099	3,553,148	4,585,956	7,083,063
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	546,724	(477,049)	(204,333)	719,882
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,327,011	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(349,892)	(1,156,448)	(205,600)	(846,274)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(52,855)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0